CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Par value, issued to founder shareholder	$ 0.001	$ 0.001
Par value, issued to an advisor	$ 0.001	$ 0.001
Shares issued to founder shareholder	540,000	540,000
Shares issued to an advisor	360,000	360,000